CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS)
Net earnings (loss)	$ 27,199	$ (29,372)	$ (14,799)
Other comprehensive income (loss), net of taxes:
Release of foreign currency translation relating to acquisition of non-controlling interest, net of taxes of $nil		42	32
Foreign currency translation adjustments, net of taxes of $nil	538	(2,571)	(5,466)
Total comprehensive earnings (loss)	27,737	(31,901)	(20,233)
Comprehensive loss attributable to non-controlling interest:
Net loss		(57)	(258)
Foreign currency translation adjustments, net of taxes of $nil		(49)	228
Comprehensive earnings (loss) attributable to the Company	$ 27,737	$ (31,795)	$ (20,203)